RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the three and six months ended June 30, 2023 and 2022, the Company recorded the following transactions with related parties:

a) $54,000 and $108,000 in management fees (2022 - $37,500 and $75,000) to the Chief Executive Officer of the Company.

b) $32,100 and $64,200 in professional fees (2022 - $30,000 and $60,000) to a company controlled by the Chief Financial Officer of the Company.

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)

12. RELATED PARTY TRANSACTIONS (continued)

c) $54,000 and $108,000 in consulting fees (2022 - $37,500 and $75,000) to the Chief Technology Officer of the Company.

Related party transactions not otherwise described in the condensed interim consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Consulting fees	32,100	37,500	64,200	75,000
Management fees	54,000	37,500	108,000	75,000
Professional fees	54,000	30,000	108,000	60,000
Share-based compensation	138,169	-	209,815	12,129
	278,269	105,000	490,015	222,129

There were no amounts due to related parties as at June 30, 2023 and December 31, 2022.